Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of basic and diluted net income (loss) per common share
The calculation of basic and diluted net loss per share for the nine months ended September 30, 2021 and 2020 was as follows (in thousands, except share and per share amounts):

	For the nine months ended September 30,
	2021	2020
Net income (loss) attributable to Altus Power, Inc.	(1,282)	9,804
Cumulative preferred dividends and commitment fee earned on Series A redeemable preferred stock	(13,584)	(11,427)
Redeemable Series A preferred stock accretion	(1,616)	(1,622)

Net loss attributable to common stockholder—basic and diluted	$(16,482)	$(3,245)

Net (loss) income per share attributable to common stockholder—basic and diluted	$(16,017)	$(3,154)
Weighted-average common shares outstanding—basic and diluted	1,029	1,029

The calculation of basic and diluted net loss per share for the years ended December 31, 2020 and 2019 was as follows (in thousands, except share and per share amounts):

	For the year ended December 31,
	2020	2019
Net income (loss) attributable to Altus Power, Inc.	$6,793	$(4,367)
Cumulative preferred dividends and commitment fee earned on Series A redeemable preferred stock	(15,590)	(1,523)
Redeemable Series A preferred stock accretion	(2,166)	(231)

Net loss attributable to common stockholder—basic and diluted	$(10,963)	$(6,121)

Net loss per share attributable to common stockholder—basic and diluted	$(10,654)	$(8,129)
Weighted-average common shares outstanding—basic and diluted	1,029	753